SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare		¥ 113,472	¥ 131,679
VAT and other surcharges payable		13,163	14,209
Advertising and marketing fees payable		3,587	136
Accrued IPO cost		1,567	6,903
Other payables		14,002	12,787
Accrued expenses and other current liabilities	$ 20,848	¥ 145,791	¥ 165,714